Quarterly Holdings Report
for
Fidelity® SAI U.S. Treasury Bond Index Fund
May 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
UYB-NPRT1-0723
1.9868587.107
U.S. Government and Government Agency Obligations - 99.4%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 99.4%
U.S. Treasury Bonds:
1.125% 5/15/40	37,584,000	24,425,196
1.125% 8/15/40	140,737,000	90,659,917
1.25% 5/15/50	27,772,000	15,569,678
1.375% 11/15/40	98,334,300	65,926,234
1.375% 8/15/50	64,170,000	37,173,481
1.625% 11/15/50	21,637,500	13,404,262
1.75% 8/15/41	194,327,000	137,068,853
1.875% 2/15/41	14,329,000	10,441,699
1.875% 2/15/51	108,131,000	71,425,595
1.875% 11/15/51	90,363,000	59,456,030
2% 11/15/41	95,700,000	70,324,547
2% 2/15/50	109,278,000	74,799,938
2% 8/15/51	125,145,000	85,113,266
2.25% 5/15/41	75,633,000	58,491,490
2.25% 8/15/46	1,800,000	1,318,430
2.25% 8/15/49	71,080,000	51,635,733
2.25% 2/15/52	138,800,000	100,109,500
2.375% 2/15/42	113,500,000	88,670,127
2.375% 11/15/49	29,960,000	22,368,183
2.375% 5/15/51	144,737,000	107,552,030
2.5% 2/15/45	4,601,000	3,572,964
2.5% 2/15/46	26,923,000	20,788,552
2.5% 5/15/46	21,383,000	16,493,309
2.75% 8/15/42	31,738,000	26,317,745
2.75% 11/15/42	32,626,000	26,980,172
2.75% 8/15/47	12,031,000	9,706,573
2.75% 11/15/47	318,000	256,561
2.875% 5/15/43	41,984,000	35,337,080
2.875% 8/15/45	64,254,000	53,242,973
2.875% 11/15/46	12,089,000	9,995,620
2.875% 5/15/49	11,811,000	9,777,293
2.875% 5/15/52	60,400,000	50,014,032
3% 5/15/42	31,038,000	26,853,932
3% 11/15/44	29,700,000	25,253,121
3% 5/15/45	39,700,000	33,662,809
3% 11/15/45	79,600,000	67,392,593
3% 2/15/47	77,389,000	65,369,521
3% 5/15/47	82,292,000	69,539,954
3% 2/15/48	39,359,000	33,269,117
3% 8/15/48	104,508,000	88,390,907
3% 2/15/49	120,511,000	102,095,413
3% 8/15/52	93,700,000	79,634,019
3.125% 11/15/41	63,264,000	56,141,858
3.125% 2/15/43	24,101,000	21,148,628
3.125% 5/15/48	115,704,500	100,066,314
3.25% 5/15/42	64,100,000	57,572,316
3.375% 8/15/42	24,200,000	22,111,805
3.375% 5/15/44	16,600,000	15,053,477
3.375% 11/15/48	32,191,300	29,165,821
3.5% 2/15/39	315,000	304,443
3.625% 8/15/43	25,801,000	24,413,188
3.625% 2/15/44	38,656,000	36,468,010
3.625% 2/15/53	37,800,000	36,305,719
3.625% 5/15/53	32,800,000	31,559,750
3.75% 8/15/41	8,145,000	7,930,239
3.75% 11/15/43	12,484,000	12,023,653
3.875% 8/15/40	2,574,000	2,575,709
3.875% 2/15/43	28,100,000	27,581,906
4% 11/15/42	77,400,000	77,448,375
4% 11/15/52	130,600,000	134,252,719
4.25% 5/15/39	28,898,000	30,478,359
4.25% 11/15/40	19,380,000	20,304,335
4.375% 2/15/38	6,284,000	6,744,499
4.375% 11/15/39	4,140,000	4,420,097
4.375% 5/15/41	35,617,000	37,808,280
4.5% 2/15/36	24,732,200	27,014,132
4.5% 8/15/39	3,831,000	4,157,533
4.625% 2/15/40	4,405,000	4,843,779
4.75% 2/15/37	13,000	14,544
4.75% 2/15/41	42,200,000	46,990,359
5% 5/15/37	1,967,000	2,250,371
5.25% 11/15/28	31,601,000	33,788,382
5.25% 2/15/29	10,374,000	11,127,736
5.375% 2/15/31	42,262,000	47,061,048
5.5% 8/15/28	66,565,000	71,718,587
6% 2/15/26	3,771,000	3,950,712
6.125% 11/15/27	139,604,000	152,593,717
6.125% 8/15/29	47,344,000	53,424,745
6.25% 8/15/23	75,000	75,174
6.25% 5/15/30	70,978,000	81,918,593
6.375% 8/15/27	33,400,000	36,588,656
6.5% 11/15/26	39,000	42,141
6.625% 2/15/27	24,450,000	26,695,389
6.75% 8/15/26	56,623,000	61,172,746
6.875% 8/15/25	91,000	95,969
7.5% 11/15/24	67,000	69,601
7.625% 2/15/25 (b)	20,938,000	21,976,721
U.S. Treasury Notes:
0.125% 8/15/23	1,745,000	1,726,394
0.125% 9/15/23	56,000	55,162
0.125% 10/15/23	6,857,000	6,725,753
0.125% 1/15/24	63,000	60,999
0.125% 2/15/24	14,041,000	13,534,756
0.25% 11/15/23	72,000	70,352
0.25% 3/15/24	7,837,000	7,537,602
0.25% 5/15/24	15,780,000	15,047,709
0.25% 5/31/25	68,744,000	63,308,928
0.25% 6/30/25	90,476,400	83,206,480
0.25% 7/31/25	187,626,000	171,985,613
0.25% 8/31/25	124,344,000	113,672,759
0.25% 9/30/25	150,380,000	137,345,108
0.25% 10/31/25	64,321,300	58,524,845
0.375% 4/15/24	49,000	46,971
0.375% 7/15/24	103,738,000	98,494,368
0.375% 8/15/24	98,032,000	92,774,268
0.375% 9/15/24	94,577,000	89,260,738
0.375% 4/30/25	11,267,000	10,429,017
0.375% 11/30/25	32,600,000	29,685,102
0.375% 12/31/25	86,183,100	78,379,489
0.375% 1/31/26	13,705,000	12,422,298
0.375% 7/31/27	141,814,000	122,818,680
0.375% 9/30/27	124,126,000	107,019,886
0.5% 3/31/25 (b)	62,681,000	58,300,676
0.5% 2/28/26	58,511,000	53,075,877
0.5% 4/30/27	30,144,000	26,445,473
0.5% 5/31/27	38,920,000	34,055,000
0.5% 6/30/27	23,781,000	20,758,212
0.5% 8/31/27	76,109,000	66,134,559
0.625% 10/15/24	114,674,000	108,277,341
0.625% 7/31/26	129,205,000	116,299,642
0.625% 3/31/27	17,704,000	15,648,676
0.625% 11/30/27	30,400,700	26,389,233
0.625% 12/31/27	57,239,900	49,570,647
0.625% 5/15/30	245,327,000	199,443,173
0.625% 8/15/30	117,094,900	94,709,648
0.75% 3/31/26	157,216,000	143,484,165
0.75% 4/30/26	79,288,000	72,136,594
0.75% 5/31/26	144,299,000	130,996,436
0.75% 8/31/26	75,299,000	67,889,696
0.75% 1/31/28	154,028,000	133,962,243
0.875% 6/30/26	55,301,000	50,360,633
0.875% 9/30/26	3,677,000	3,324,956
0.875% 11/15/30	118,780,900	97,655,532
1% 12/15/24	168,400,000	159,111,688
1% 7/31/28	142,409,000	123,879,141
1.125% 1/15/25	38,000,000	35,907,031
1.125% 2/28/25	143,825,900	135,555,911
1.125% 10/31/26	114,815,000	104,450,255
1.125% 2/28/27	89,038,000	80,443,746
1.125% 2/29/28	50,970,000	45,048,719
1.125% 8/31/28	103,707,000	90,646,400
1.125% 2/15/31	90,098,000	75,295,180
1.25% 7/31/23	5,561,000	5,523,706
1.25% 8/31/24	46,824,000	44,731,553
1.25% 11/30/26	76,047,000	69,348,329
1.25% 12/31/26	85,700,000	78,070,691
1.25% 3/31/28	102,808,000	91,246,116
1.25% 4/30/28	120,599,000	106,866,731
1.25% 5/31/28	196,074,000	173,494,853
1.25% 6/30/28	114,335,000	100,972,097
1.25% 9/30/28	131,538,000	115,501,668
1.25% 8/15/31	211,866,000	176,237,753
1.375% 8/31/23	1,103,000	1,092,013
1.375% 9/30/23	6,179,000	6,097,901
1.375% 8/31/26	132,600,000	122,069,696
1.375% 10/31/28	9,200,000	8,120,078
1.375% 12/31/28	26,100,000	22,977,176
1.375% 11/15/31	85,946,000	71,858,913
1.5% 2/29/24	200,000	194,477
1.5% 9/30/24	106,723,000	102,108,064
1.5% 10/31/24	85,915,000	82,048,825
1.5% 2/15/25	47,500,000	45,093,457
1.5% 8/15/26	102,770,000	95,042,178
1.5% 1/31/27	129,900,000	119,132,508
1.5% 11/30/28	78,300,000	69,488,192
1.5% 2/15/30	53,393,000	46,491,538
1.625% 2/15/26	29,244,000	27,388,834
1.625% 5/15/26	35,738,000	33,329,873
1.625% 9/30/26	55,500,000	51,450,234
1.625% 10/31/26	87,777,000	81,238,299
1.625% 11/30/26	9,625,000	8,896,357
1.625% 8/15/29	142,062,000	125,785,913
1.625% 5/15/31	175,793,000	151,580,260
1.75% 6/30/24	75,665,800	72,976,117
1.75% 7/31/24	84,636,000	81,508,436
1.75% 12/31/24	90,883,000	86,825,216
1.75% 3/15/25	127,700,000	121,561,819
1.75% 12/31/26	39,400,000	36,540,422
1.75% 1/31/29	99,200,000	88,997,125
1.75% 11/15/29	55,407,000	49,374,996
1.875% 8/31/24	1,000	963
1.875% 6/30/26	46,405,000	43,557,256
1.875% 7/31/26	63,142,000	59,170,960
1.875% 2/28/27	99,400,000	92,313,867
1.875% 2/28/29	2,900,000	2,617,250
1.875% 2/15/32	141,000,000	122,506,398
2% 4/30/24	2,462,000	2,390,160
2% 5/31/24	43,408,000	42,054,891
2% 6/30/24	97,375,000	94,164,668
2% 2/15/25	6,597,000	6,317,658
2% 8/15/25	54,627,000	51,985,272
2% 11/15/26	54,650,000	51,185,275
2.125% 11/30/23	2,629,000	2,587,614
2.125% 7/31/24	12,095,000	11,696,243
2.125% 9/30/24	30,004,000	28,944,484
2.125% 11/30/24	124,946,000	120,236,122
2.125% 5/31/26	37,900,000	35,861,395
2.25% 12/31/23	29,000	28,489
2.25% 1/31/24	60,000	58,793
2.25% 4/30/24	1,000	973
2.25% 10/31/24	27,138,000	26,187,110
2.25% 11/15/24	10,322,000	9,955,488
2.25% 12/31/24	6,055,000	5,829,357
2.25% 11/15/25	54,523,000	52,033,258
2.25% 3/31/26	13,873,000	13,205,362
2.25% 2/15/27	44,880,000	42,294,141
2.25% 8/15/27	28,284,000	26,517,355
2.25% 11/15/27	43,000,000	40,226,836
2.375% 8/15/24	11,698,000	11,341,577
2.375% 4/30/26	44,609,000	42,559,774
2.375% 5/15/27	7,901,000	7,462,741
2.375% 3/31/29	10,000,000	9,272,266
2.375% 5/15/29	124,499,000	115,322,062
2.5% 4/30/24	14,100,000	13,753,008
2.5% 5/15/24	16,226,000	15,808,307
2.5% 5/31/24	25,000,000	24,341,797
2.5% 1/31/25	5,697,000	5,502,056
2.5% 2/28/26	2,000	1,918
2.625% 3/31/25	16,295,000	15,757,774
2.625% 4/15/25	118,500,000	114,528,399
2.625% 1/31/26	28,504,000	27,428,419
2.625% 5/31/27	123,900,000	118,053,469
2.625% 2/15/29	76,744,000	72,202,314
2.625% 7/31/29	55,000,000	51,607,617
2.75% 11/15/23	59,000	58,325
2.75% 2/28/25	66,280,000	64,268,299
2.75% 5/15/25	11,800,000	11,425,719
2.75% 6/30/25	182,760,000	176,884,551
2.75% 8/31/25	28,037,000	27,117,036
2.75% 4/30/27	152,400,000	145,964,672
2.75% 2/15/28	86,418,200	82,448,364
2.75% 5/31/29	53,900,000	50,979,715
2.75% 8/15/32	119,900,000	111,492,949
2.875% 4/30/25	80,986,000	78,603,873
2.875% 5/31/25	5,889,000	5,715,781
2.875% 6/15/25	84,100,000	81,613,137
2.875% 7/31/25	105,997,000	102,808,810
2.875% 11/30/25	93,000,000	90,108,281
2.875% 5/15/28	73,985,000	70,909,998
2.875% 8/15/28	92,876,000	88,827,187
2.875% 4/30/29	74,400,000	70,883,438
2.875% 5/15/32	180,800,000	170,086,188
3% 6/30/24	76,400,000	74,672,047
3% 7/15/25	28,400,000	27,621,219
3% 9/30/25	82,060,000	79,784,117
3% 10/31/25	72,984,000	70,925,623
3.125% 8/15/25	31,000,000	30,227,422
3.125% 8/31/27	9,600,000	9,318,750
3.125% 11/15/28	26,503,000	25,637,511
3.125% 8/31/29	64,600,000	62,349,094
3.25% 8/31/24	116,500,000	114,088,087
3.25% 6/30/27	46,500,000	45,372,012
3.25% 6/30/29	61,300,000	59,590,305
3.375% 5/15/33	51,100,000	50,006,141
3.5% 1/31/30	73,500,000	72,495,117
3.5% 2/15/33	137,800,000	136,163,625
3.625% 3/31/28	87,800,000	87,127,781
3.875% 1/15/26	34,100,000	33,861,566
3.875% 11/30/27	6,500,000	6,510,410
3.875% 12/31/27	35,600,000	35,658,398
3.875% 9/30/29	4,900,000	4,932,156
3.875% 11/30/29	32,200,000	32,436,469
3.875% 12/31/29	91,300,000	92,009,715
4% 12/15/25	53,800,000	53,583,539
4% 10/31/29	33,100,000	33,562,883
4% 2/28/30	28,500,000	28,955,332
4.125% 9/30/27	94,400,000	95,325,563
4.125% 11/15/32	155,600,000	161,362,063
4.25% 12/31/24	56,200,000	55,789,476
4.25% 10/15/25	7,500,000	7,498,828
4.5% 11/15/25	13,300,000	13,385,723

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $15,814,495,805)		14,683,299,189

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (c)	66,453,923	66,467,214
Fidelity Securities Lending Cash Central Fund 5.14% (c)(d)	53,031,317	53,036,620
TOTAL MONEY MARKET FUNDS (Cost $119,503,834)		119,503,834

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $15,933,999,639)	14,802,803,023
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(32,651,646)
NET ASSETS - 100.0%	14,770,151,377

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	58,458,024	412,078,375	404,069,185	292,751	-	-	66,467,214	0.2%
Fidelity Securities Lending Cash Central Fund 5.14%	104,033,885	320,204,281	371,201,546	11,869	-	-	53,036,620	0.2%
Total	162,491,909	732,282,656	775,270,731	304,620	-	-	119,503,834

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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